Capitalized Software	9 Months Ended
Sep. 30, 2011
Capitalized Software

(9) Capitalized Software

Capitalized software, net, consisted of the following:

	December 31, 2010	December 31, 2009
Capitalized software	$277,621	$257,296
Less–Accumulated amortization	(224,641)	(203,998)

	$52,980	$53,298

Amortization expense related to capitalized software was $18,009, $16,428 and $15,736 for the fiscal years ended December 31, 2010, December 31, 2009 and December 31, 2008, respectively.